OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2021	2022
Rental deposits (1)	2,539	2,146
Prepayment for investments	910	1,009
Prepayment for property, plant and equipment	622	34
Others	117	49
	4,188	3,238

(1)	Rental deposits represent office and kindergartens rental deposits for the Group’s operations, which will not be refunded within one year.